UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02280)

Exact name of registrant as specified in charter:	Putnam Convertible Income Growth Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments:

Putnam Convertible Income-Growth Trust
The fund's portfolio
1/31/08 (Unaudited)

CONVERTIBLE BONDS AND NOTES (66.0%)(a)

	Principal amount	Value

Aerospace and Defense (2.9%)
L-1 Identity Solutions, Inc. 144A cv. sr. notes
3 3/4s, 2027	$5,870,000	$5,106,900
Lockheed Martin Corp. cv. sr. notes FRN 4.619s, 2033	7,800,000	11,661,780
Triumph Group, Inc. cv. sr. unsec. sub. notes 2 5/8s,
2026	730,000	896,075
Triumph Group, Inc. 144A cv. sr. sub. notes 2 5/8s,
2026	3,800,000	4,664,500
		22,329,255

Airlines (0.6%)
Pinnacle Airlines Corp. cv. sr. notes 3 1/4s, 2025	3,700,000	4,301,250

Automotive (2.7%)
Ford Motor Co. cv. sr. notes 4 1/4s, 2036	13,000,000	12,983,750
United Auto Group, Inc. 144A cv. sr. sub. notes
3 1/2s, 2026	7,800,000	7,770,750
		20,754,500

Banking (0.7%)
Boston Private Financial Holdings, Inc. 144A cv. sr.
unsec. notes 3s, 2027	5,800,000	5,484,480

Beverage (0.9%)
Molson Coors Brewing Co. cv. sr. unsec. notes 2 1/2s,
2013	6,400,000	7,272,000

Biotechnology (7.2%)
Amgen, Inc. 144A cv. sr. notes 3/8s, 2013	8,800,000	7,942,000
Amylin Pharmaceuticals, Inc. 144A cv. sr. notes 3s,
2014	4,100,000	3,572,125
BioMarin Pharmaceuticals, Inc. cv. sr. sub. notes
1 7/8s, 2017	4,000,000	7,800,000
Cubist Pharmaceuticals, Inc. cv. sub. notes 2 1/4s,
2013	8,100,000	7,279,875
Genzyme Corp. (General Division) cv. sr. notes 1 1/4s,
2023	7,900,000	9,351,625
Integra LifeSciences Holdings 144A cv. sr. notes
2 3/4s, 2010	8,000,000	7,520,000
Kendle International, Inc. cv. sr. notes 3 3/8s, 2012	6,700,000	7,537,500
MannKind Corp. cv. sr. unsec. notes 3 3/4s, 2013	4,600,000	3,714,500
		54,717,625

Coal (2.6%)
International Coal Group, Inc. 144A cv. company
guaranty 9s, 2012	14,900,000	19,531,099

Commercial and Consumer Services (1.8%)
Dollar Financial Corp. 144A cv. sr. notes 2 7/8s, 2027	6,000,000	5,469,994
Euronet Worldwide, Inc. cv. debs. 3 1/2s, 2025	2,100,000	2,029,125
Euronet Worldwide, Inc. 144A cv. debs. 3 1/2s, 2025	3,400,000	3,285,250
Live Nation, Inc. 144A cv. sr. notes 2 7/8s, 2027	4,000,000	3,010,000
		13,794,369

Communications Equipment (0.6%)
Arris Group, Inc. cv. sr. unsec. notes 2s, 2026	5,000,000	4,300,000

Computers (3.5%)
Anixter International, Inc. 144A cv. sr. notes 1s, 2013	6,800,000	8,449,000
Cray, Inc. cv. sr. sub. notes 3s, 2024	2,000,000	1,750,000
Cray, Inc. 144A cv. sr. sub. notes 3s, 2024	4,600,000	4,025,000
EMC Corp. 144A cv. sr. notes 1 3/4s, 2013	5,800,000	7,337,000
SPSS, Inc. 144A cv. sub. notes 2 1/2s, 2012	4,800,000	4,806,000
		26,367,000

Consumer Goods (0.8%)
Chattem, Inc. cv. sr. notes 1 5/8s, 2014	3,100,000	3,743,250
Chattem, Inc. 144A cv. sr. notes 1 5/8s, 2014	2,000,000	2,415,000
		6,158,250

Electrical Equipment (0.7%)
WESCO International, Inc. cv. sr. debs. Ser. *,
2 5/8s, 2025	1,700,000	2,001,750
WESCO International, Inc. 144A cv. sr. debs. 2 5/8s,
2025	2,900,000	3,414,750
		5,416,500

Electronics (4.6%)
Advanced Micro Devices, Inc. cv. sr. unsec. notes
5 3/4s, 2012	10,200,000	8,300,250
General Cable Corp. 144A cv. sr. notes 1s, 2012	7,700,000	7,844,375

Intel Corp. 144A cv. sub. bonds 2.95s, 2035	10,700,000	10,646,500
Liberty Media Corp. cv. sr. notes 3 1/2s, 2031	6,900,000	4,677,772
RF Micro Devices, Inc. 144A cv. sub. notes 1s, 2014	4,500,000	3,133,125
		34,602,022

Energy (2.8%)
Global Industries, Ltd. 144A cv. unsec. notes 2 3/4s,
2027	6,000,000	4,875,000
Transocean, Inc. cv. sr. unsec. notes, Ser. C, 1 1/2s,
2037	15,650,000	16,409,025
		21,284,025

Energy (Other) (1.1%)
Covanta Holding Corp. cv. sr. debs. 1s, 2027	3,700,000	3,945,125
Suntech Power Holdings Co., Ltd. 144A cv. sr. notes
1/4s, 2012 (China)	3,500,000	4,777,500
		8,722,625

Entertainment (1.7%)
Lions Gate Entertainment Corp. cv. sr. sub. bonds
stepped-coupon 3 5/8s (3 1/8s, 3/15/12) 2025 (Canada)
(STP)	1,300,000	1,270,750
Lions Gate Entertainment Corp. 144A cv. sr. sub. bonds
stepped-coupon 3 5/8s (3 1/8s, 3/15/12) 2025 (Canada)
(STP)	5,800,000	5,669,500
Macrovision Corp. cv. sr. notes 2 5/8s, 2011	3,600,000	3,303,000
Macrovision Corp. 144A cv. sr. notes 2 5/8s, 2011	3,000,000	2,752,500
		12,995,750

Financial (1.7%)
Countrywide Financial Corp. 144A cv. company guaranty
unsec. sr. notes FRN, Ser. A, 0.758s, 2037	14,100,000	12,864,840

Forest Products and Packaging (0.8%)
Rayonier TRS Holdings, Inc. 144A cv. sr. notes 3 3/4s,
2012	5,900,000	6,010,625

Gaming & Lottery (0.6%)
Scientific Games Corp. 144A cv. company guaranty 3/4s,
2024	4,400,000	4,444,000

Health Care Services (2.5%)
Dendreon Corp. 144A cv. sr. sub. notes 4 3/4s, 2014	4,000,000	3,255,000
LifePoint Hospitals, Inc. cv. sr. sub. notes 3 1/2s,
2014	6,400,000	5,520,000
Molina Healthcare, Inc. cv. sr. notes Ser. MOH,
3 3/4s, 2014	5,200,000	5,460,000
United Therapeutics Corp. cv. sr. notes 1/2s, 2011	500,000	637,500
United Therapeutics Corp. 144A cv. sr. notes 1/2s, 2011	3,500,000	4,462,500
		19,335,000

Investment Banking/Brokerage (1.0%)
KKR Financial Holdings, LLC 144A cv. sr. unsec. notes
7s, 2012	8,810,000	7,929,000

Manufacturing (0.8%)
Trinity Industries, Inc. cv. sub. notes 3 7/8s, 2036	7,000,000	6,186,250

Medical Technology (3.3%)
China Medical Technologies, Inc. cv. sr. unsec. sub.
notes 3 1/2s, 2011 (China)	1,700,000	2,790,125
China Medical Technologies, Inc. 144A cv. sr. unsec.
sub. notes 3 1/2s, 2011 (China)	3,500,000	5,744,375
EPIX Medical, Inc. cv. sr. notes 3s, 2024	3,300,000	2,211,000
EPIX Medical, Inc. 144A cv. sr. notes 3s, 2024	4,300,000	2,881,000
Medtronic, Inc. cv. sr. notes 1 5/8s, 2013	2,200,000	2,307,250
Medtronic, Inc. 144A cv. sr. notes 1 5/8s, 2013	8,500,000	8,914,375
		24,848,125

Metal Fabricators (0.5%)
USEC, Inc. cv. unsec. sr. notes 3s, 2014	4,100,000	3,684,875

Oil & Gas (1.5%)
Penn Virginia Corp. cv. sr. unsec. sub. notes 4 1/2s,
2012	5,400,000	5,670,000
St. Mary Land & Exploration Co. cv. sr. notes 3 1/2s,
2027	5,500,000	5,589,375
		11,259,375

Pharmaceuticals (0.9%)
CV Therapeutics, Inc. cv. sub. notes 3 1/4s, 2013	8,609,000	6,811,871

Real Estate (3.3%)
Alexandria Real Estate Equities, Inc. 144A cv. sr.
notes 3.7s, 2027 (R)	4,000,000	3,940,000
Corporate Office Properties LP 144A cv. company
guaranty 3 1/2s, 2026 (R)	3,400,000	2,873,000
Forest City Enterprises, Inc. cv. notes 3 5/8s, 2011
(R)	3,100,000	2,658,870

Forest City Enterprises, Inc. 144A cv. notes 3 5/8s,
2011 (R)	3,500,000	3,001,950
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027	9,600,000	7,644,000
Sunstone Hotel Partnership, LLC 144A cv. company
guaranty 4.6s, 2027 (R)	6,200,000	5,162,126
		25,279,946

Retail (2.3%)
Charming Shoppes cv. sr. unsec. notes 1 1/8s, 2014	1,800,000	1,305,000
Charming Shoppes 144A cv. sr. unsec. notes 1 1/8s, 2014	3,800,000	2,755,000
Nash Finch Co. cv. sr. sub. notes stepped-coupon
1.631s (zero %, 3/15/13) 2035 (STP)	6,447,000	2,925,326
Nash Finch Co. 144A cv. sr. sub. notes stepped-coupon
1.631s (zero%, 3/15/13) 2035 (STP)	8,500,000	3,856,875
Pantry, Inc. (The) cv. sr. sub. notes 3s, 2012	4,400,000	4,009,500
Pantry, Inc. (The) 144A cv. sr. sub. notes 3s, 2012	2,600,000	2,369,250
		17,220,951

Software (2.5%)
Borland Software Corp. 144A cv. sr. notes 2 3/4s, 2012	5,400,000	3,861,000
Cadence Design Systems, Inc. 144A cv. sr. notes
1 1/2s, 2013	5,100,000	4,373,250
Symantec Corp. cv. sr. unsec. notes 1s, 2013	9,300,000	10,532,250
		18,766,500

Technology (1.7%)
Acquicor Technology, Inc. 144A cv. notes 8s, 2011	3,422,000	2,652,050
CACI International, Inc. 144A cv. sr. sub. notes
2 1/8s, 2014	3,720,000	3,710,700
ON Semiconductor Corp. 144A cv. sr. sub. notes 2 5/8s,
2026	7,000,000	6,396,250
		12,759,000

Technology Services (3.0%)
DST Systems, Inc. 144A cv. sr. notes Ser. A, 4 1/8s,
2023	5,000,000	7,825,000
Safeguard Scientifics, Inc. 144A cv. sr. notes 2 5/8s,
2024	10,500,000	8,662,500
Trizetto Group 144A cv. sr. notes 1 1/8s, 2012	5,700,000	5,999,250
		22,486,750

Telecommunications (3.4%)
Equinix, Inc. cv. sub. notes 3s, 2014	3,000,000	3,082,500
Level 3 Communications, Inc. cv. sr. notes 3 1/2s, 2012	6,700,000	6,021,625
NII Holdings, Inc. cv. sr. unsec. notes 2 3/4s, 2025	2,000,000	2,322,500
NII Holdings, Inc. 144A cv. sr. unsec. notes 3 1/8s,
2012	3,500,000	3,005,625
NII Holdings, Inc. 144A cv. sr. unsec. notes 2 3/4s,
2025	3,800,000	4,412,750
SBA Communications Corp. cv. sr. notes 3/8s, 2010	6,700,000	7,085,250
		25,930,250

Waste Management (1.0%)
Waste Connections, Inc. cv. sr. notes 3 3/4s, 2026	4,900,000	5,328,750
Waste Connections, Inc. 144A cv. sr. notes 3 3/4s, 2026	2,000,000	2,175,000
		7,503,750

Total convertible bonds and notes (cost $503,445,726)		$501,351,858

CONVERTIBLE PREFERRED STOCKS (24.9%)(a)
	Shares	Value

Automotive (1.8%)
General Motors Corp. $1.563 cum. cv. pfd.	646,600	$13,578,600

Banking (1.2%)
Washington Mutual, Inc. Ser. R, 7.75% cv. pfd.	7,785	9,050,063

Building Materials (0.7%)
Stanley Works (The) FRN 6.53% units cv. pfd.	5,531,000	5,229,090

Chemicals (0.7%)
Celanese Corp. $1.063 cum. cv. pfd.	112,400	5,423,300

Electric Utilities (1.0%)
Entergy Corp. $3.813 cv. pfd.	124,200	7,979,850

Financial (2.7%)
Citigroup, Inc. Ser. T, $3.25 cv. pfd.	219,420	11,930,963
SLM Corp. Ser. C, 7.25% cum. cv. pfd.	7,784	8,562,400
		20,493,363

Food (0.9%)
Bunge, Ltd. 4.875% cv. pfd.	50,254	7,236,576

Insurance (3.4%)
Alleghany Corp. 5.75% cv. pfd.	19,175	6,627,359
Citigroup Funding, Inc. Ser. GNW, 5.02% cv. pfd.	538,400	12,550,104

Platinum Underwriters Holdings, Ltd. Ser. A, 6.00% cv.
pfd. (Bermuda)			232,236	6,996,110
				26,173,573

Investment Banking/Brokerage (0.8%)
Affiliated Managers Group, Inc. 144A $2.55 cv. pfd.			138,000	6,417,000

Metals (2.9%)
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.			81,100	10,674,788
Vale Capital, Ltd. Ser. RIO, $2.75 cv. pfd. (Cayman
Islands)			191,460	11,367,938
				22,042,726

Natural Gas Utilities (1.1%)
El Paso Corp. 144A 4.99% cv. pfd.			5,950	8,055,556

Oil & Gas (3.0%)
Chesapeake Energy Corp. $4.50 cum. cv. pfd.			111,000	11,585,625
Edge Petroleum Ser. A, $2.875 cum. cv. pfd.			62,700	2,180,079
McMoRan Exploration Co. $6.75 cum. cv. pfd.			80,000	8,889,040
				22,654,744

Pharmaceuticals (1.1%)
Mylan, Inc. 6.50% cv. pfd.			7,750	8,156,875

Power Producers (0.9%)
NRG Energy, Inc. 5.75% cv. pfd.			20,300	6,861,400

Real Estate (1.1%)
Digital Realty Trust, Inc. $1.094 cv. pfd.			186,500	3,939,813
Entertainment Properties Trust Ser. C, $1.437 cum. cv.
pfd. (R)			205,900	4,118,000
				8,057,813

Retail (0.6%)
Retail Ventures, Inc. $3.312 cv. pfd.			123,200	4,589,200

Tobacco (1.0%)
Universal Corp. 6.75% cv. pfd.			5,888	7,341,600

Total convertible preferred stocks (cost $184,298,420)				$189,341,329

COMMON STOCKS (6.9%)(a)
			Shares	Value

Advertising and Marketing Services (0.3%)
Information Services Group, Inc. (Unit) (NON)			343,750	$2,182,813

Banking (2.2%)
Bank of America Corp.			185,800	8,240,230
U.S. Bancorp			250,200	8,494,290
				16,734,520

Broadcasting (0.6%)
Sinclair Broadcast Group, Inc. Class A			461,200	4,150,800

Energy (Other) (0.5%)
Brazil Ethanol, Inc. 144A (Unit) (NON)			312,500	2,968,750
FutureFuel Corp. (acquired 7/3/06, cost $1,058,460)
(RES)(NON)			138,000	759,000
				3,727,750

Miscellaneous (0.7%)
Tailwind Financial, Inc. (Unit) (Canada) (NON)			375,000	3,048,750
Trian Acquisition I Corp. (Unit) (NON)			250,000	2,535,000
				5,583,750

Pharmaceuticals (1.3%)
Johnson & Johnson			156,710	9,913,475

Railroads (1.0%)
CSX Corp.			158,500	7,684,080

Telecommunications (0.3%)
Transforma Acquisition Group, Inc. (Unit) (NON)			312,500	2,525,000

Total common stocks (cost $50,588,519)				$52,502,188

UNITS (0.9%)(a) (cost $6,491,598)
			Units	Value

Elf Special Financing, Ltd. 144A cv. units FRN Ser. B,
5.341s, 2009 (Cayman Islands)			65	$6,477,250

WARRANTS (--%)(a)(NON) (cost $32,472)
	Expiration date	Strike Price	Warrants	Value

FutureFuel Corp. (acquired 7/3/06, cost $32,472) (RES)	7/12/10	$6.00	98,400	$147,600

TOTAL INVESTMENTS

Total investments (cost $744,856,735) (b)	$749,820,225

NOTES

(a) Percentages indicated are based on net assets of $760,025,604.

(b) The aggregate identified cost on a tax basis is $743,480,454, resulting in gross unrealized appreciation and depreciation of $57,402,618 and $51,062,847, respectively, or net unrealized appreciation of $6,339,771.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $197,005 for the period ended January 31, 2008. During the period ended January 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $69,586,670 and $77,524,159, respectively.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at January 31, 2008 was $906,600 or 0.1% of net assets.

(R) Real Estate Investment Trust.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Notes (FRN) are the current interest rates at January 31, 2008.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Convertible Income-Growth Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: March 31, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2008